Pioneer Diversified High Income Fund, Inc.
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 193.6%
	Common Stocks — 0.2% of Net Assets
	Commercial Services & Supplies — 0.0%
441,379(a)+	Atento Luxco 1 S.A.	$ —
	Total Commercial Services & Supplies	$—

	Financial Services — 0.2%
152,704(a)+	Unifin Financiera S.A.B de CV	$ 10,485
	Total Financial Services	$10,485

	Household Durables — 0.0%†
89,094(a)+	Desarrolladora Homex S.A.B de CV	$ 5
	Total Household Durables	$5

	Oil, Gas & Consumable Fuels — 0.0%†
6(a)	Amplify Energy Corp.	$ 30
2,189(a)	Petroquest Energy, Inc.	285
	Total Oil, Gas & Consumable Fuels	$315

	Total Common Stocks (Cost $234,607)	$10,805

Principal Amount USD ($)
	Convertible Corporate Bonds — 0.1% of Net Assets
	Banks — 0.1%
IDR812,959,000	PT Bakrie & Brothers Tbk, 6/30/26	$ 9,880
	Total Banks	$9,880

	Total Convertible Corporate Bonds (Cost $59,146)	$9,880

	Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
275,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	$ 28
865,000(b)(c)(d)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
	Total Banks	$28

	Diversified Financial Services — 0.0%
1,174,000+	Unifin Financiera SAB de CV, 0.000%, 1/27/28	$ —
	Total Diversified Financial Services	$—

1Pioneer Diversified High Income Fund, Inc. | 1/31/26

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.0%
300,000+	Tricida, Inc., 0.000%, 5/15/27	$ —
	Total Pharmaceuticals	$—

	Total Corporate Bonds (Cost $1,092,511)	$28

	Insurance-Linked Securities—56.8% of Net Assets#
	Event Linked Bonds — 1.3%
	Windstorm – Florida — 1.3%
154,720(e)	Integrity Re, 4.02%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 77,360
	Total Event Linked Bonds	$77,360

Face Amount USD ($)
	Collateralized Reinsurance — 33.6%
	Multiperil – U.S. — 16.3%
878,691(a)(f)+	PI0047 2024-1, 12/31/29	$ 952,510
	Multiperil – Worldwide — 17.3%
250,000(a)(f)+	Epsom Re 2025, 12/31/30	$ 6,950
500,000(a)(f)+	Gamboge Re, 3/31/30	232,600
500,000(a)(f)+	Gamboge Re 2025, 3/31/31	514,423
250,000(a)(f)+	Pine Valley Re 2025, 12/31/29	258,915
		$1,012,888

	Total Collateralized Reinsurance	$1,965,398

	Reinsurance Sidecars — 21.9%
	Multiperil – U.S. Regional — 0.0%
250,000(a)(f)+	Brotherhood Re, 1/31/27	$ —
	Multiperil – Worldwide — 21.9%
213,682(a)(g)+	Alturas Re 2021-3, 7/31/26	$ 5,470
376,048(a)(g)+	Alturas Re 2022-2, 12/31/27	13,199
80,000(a)(f)+	Eden Re II, 3/20/26 (144A)	4,249
3,000(a)(f)+	Eden Re II, 3/19/27 (144A)	11,023
250,000(a)(f)+	Gleneagles Re 2022, 12/31/27	29,500
676(a)(f)+	Sector Re V, 12/1/29 (144A)	293,032
500,000(a)(f)+	Sussex Re 2022, 12/31/27	—
300,000(a)(g)+	Thopas Re 2020, 12/31/26	1,350
250,000(a)(g)+	Thopas Re 2021, 12/31/26	—
250,000(a)(g)+	Thopas Re 2022, 12/31/27	—
Pioneer Diversified High Income Fund, Inc. | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
766,025(a)(g)+	Thopas Re 2023, 12/31/28	$ 1,992
766,025(a)(g)+	Thopas Re 2024, 12/31/29	4,520
750,000(a)(f)+	Thopas Re 2025, 12/31/30	920,175
500,000(a)(g)+	Viribus Re 2018, 12/31/26	—
212,306(a)(g)+	Viribus Re 2019, 12/31/26	—
		$1,284,510

	Total Reinsurance Sidecars	$1,284,510

	Total Insurance-Linked Securities (Cost $2,749,962)	$3,327,268

Shares
	SHORT TERM INVESTMENTS — 136.5% of Net Assets
	Open-End Fund — 136.5%
7,999,011(h)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 7,999,011
		$7,999,011

	TOTAL SHORT TERM INVESTMENTS (Cost $7,999,011)	$7,999,011

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 193.6% (Cost $12,135,237)	$11,346,992
	OTHER ASSETS AND LIABILITIES — (93.6)%	$(5,486,191)
	net assets — 100.0%	$5,860,801

bps	Basis Points.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $385,664, or 6.6% of net assets.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security is in default.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
3Pioneer Diversified High Income Fund, Inc. | 1/31/26

(e)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	8/16/2021	$17,445	$5,470
Alturas Re 2022-2	1/18/2022	—	13,199
Brotherhood Re	1/22/2018	37,865	—
Eden Re II	1/21/2022	1,569	4,249
Eden Re II	1/17/2023	—	11,023
Epsom Re 2025	4/16/2025	—	6,950
Gamboge Re	5/9/2024	161,817	232,600
Gamboge Re 2025	4/23/2025	433,487	514,423
Gleneagles Re 2022	1/18/2022	96,411	29,500
Integrity Re	5/9/2022	154,720	77,360
PI0047 2024-1	1/26/2024	872,164	952,510
Pine Valley Re 2025	1/7/2025	215,514	258,915
Sector Re V	12/31/2024	676	293,032
Sussex Re 2022	1/5/2022	—	—
Thopas Re 2020	12/30/2019	—	1,350
Thopas Re 2021	1/22/2021	—	—
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/13/2023	—	1,992
Thopas Re 2024	2/2/2024	—	4,520
Thopas Re 2025	1/10/2025	750,000	920,175
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$3,327,268
% of Net assets			56.8%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer Diversified High Income Fund, Inc. | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$—	$—	$—*	$—*
Financial Services	—	—	10,485	10,485
Household Durables	—	—	5	5
Oil, Gas & Consumable Fuels	30	285	—	315
Convertible Corporate Bonds	—	9,880	—	9,880
Corporate Bonds
Banks	—	28	—	28
Diversified Financial Services	—	—	—*	—
Pharmaceuticals	—	—	—*	—
Insurance-Linked Securities
Windstorm – Florida	—	77,360	—	77,360
Collateralized Reinsurance
Multiperil – U.S.	—	—	952,510	952,510
Multiperil – Worldwide	—	—	1,012,888	1,012,888
Reinsurance Sidecars
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	1,284,510	1,284,510
Open-End Fund	7,999,011	—	—	7,999,011
Total Investments in Securities	$7,999,041	$87,553	$3,260,398	$11,346,992
*	Securities valued at $0.
5Pioneer Diversified High Income Fund, Inc. | 1/31/26

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 4/30/25	$9,344	$33,000	$—*	$11,882,793	$11,925,137
Realized gain (loss)	—	(397,349)	—	(4,706)	(402,055)
Changed in unrealized appreciation (depreciation)	1,141	408,991	—	258,460	668,592
Return of capital	—	5,358	—	(698,841)	(693,483)
Purchases	—	—	—	—	—
Sales	—	(50,000)	—	(8,187,798)	(8,237,798)
Transfers in to Level 3**	5	—	—	—	5
Transfers out of Level 3**	—	—	—	—	—
Balance as of 1/31/26	$10,490	$—	$—*	$3,249,908	$3,260,398
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended January 31, 2026 investments having aggregate value of $5 were transferred out of Level 1 to Level 3, as there were significant observable inputs available to determine their value. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2026:		$599,917
Pioneer Diversified High Income Fund, Inc. | 1/31/266